Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39654
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Lufax Holding Ltd
Entity Central Index Key	0001816007
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building No. 6Lane 2777
Entity Address, Address Line Two	Jinxiu East Road
Entity Address, City or Town	Pudong New District
Entity Address, Country	CN
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	1,145,993,969
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai, the People’s Republic of China
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Postal Zip Code	6
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Building No. 6Lane 2777
Entity Address, Address Line Two	Jinxiu East Road
Entity Address, City or Town	Pudong New District
Entity Address, Country	CN
Country Region	86
City Area Code	21
Local Phone Number	3863-6278
Contact Personnel Name	David Siu Kam Choy
Entity Address, Postal Zip Code	6
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.00001 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
American depositary shares [member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (two American depositary shares representing one ordinary share, par value US$0.00001 per share)
Trading Symbol	LU
Security Exchange Name	NYSE